                     SUPPLEMENT DATED DECEMBER 11, 2013 TO

                       PROSPECTUS DATED MAY 1, 2013 FOR

                  FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The Board of Directors (the "Board") of the Legg Mason Partners Variable Income Trust has determined that it is in the best interests of the Western Asset Variable Strategic Bond Portfolio (the "Portfolio") and the Portfolio's shareholders to terminate and wind up the Portfolio. The Portfolio is expected to cease operations on or about April 30, 2014.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON OR ABOUT APRIL 30, 2014 (THE "LIQUIDATION DATE"). ASSETS HELD BY THE SEPARATE ACCOUNT THAT ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON THE LIQUIDATION DATE TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- GOLDMAN SACHS MONEY MARKET FUND -- SERVICE SHARES.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

13739 SUPPB 12/11/13

SUBACCOUNTS


                                 PORTFOLIO                                     INVESTMENT OBJECTIVE
                                 ------------------------------------------------------------------------------
THE ALGER PORTFOLIOS             ALGER LARGE CAP GROWTH              Seeks long-term capital appreciation.
                                 PORTFOLIO -- CLASS I-2 SHARES
                                 ------------------------------------------------------------------------------
                                 ALGER SMALL CAP GROWTH              Seeks long-term capital appreciation.
                                 PORTFOLIO -- CLASS I-2 SHARES
                                 ------------------------------------------------------------------------------
FEDERATED                        FEDERATED HIGH INCOME BOND          Seeks high current income by
INSURANCE SERIES                 FUND II -- PRIMARY SHARES           investing in a diversified portfolio of
                                                                     high yield, lower-rated corporate
                                                                     bonds, commonly referred to as
                                                                     "junk bonds."
                                 ------------------------------------------------------------------------------
                                 FEDERATED MANAGED TAIL RISK         The Fund's investment objective is
                                 FUND II -- PRIMARY SHARES           capital appreciation. This investment
                                                                     objective may be changed by the
                                                                     Fund's Trustees without shareholder
                                                                     approval.
                                 ------------------------------------------------------------------------------
                                 FEDERATED MANAGED VOLATILITY        Seeks high current income and
                                 FUND II                             moderate capital appreciation.


                                 ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS               INITIAL CLASS                       reduced risk over the long term by
FUND                                                                 allocating its assets among stocks,
                                                                     bonds, and short-term instruments.









                                 ------------------------------------------------------------------------------
                                 VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                                 INITIAL CLASS

                                 ------------------------------------------------------------------------------
                                 VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                                 INITIAL CLASS                       will also consider the potential for
                                                                     capital appreciation. The fund's goal is
                                                                     to achieve a yield which exceeds the
                                                                     composite yield on the securities
                                                                     comprising the S&P 500(R) Index.
                                 ------------------------------------------------------------------------------
                                 VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital appreciation.
                                 CLASS

                                 ------------------------------------------------------------------------------
                                 VIP GROWTH & INCOME                 Seeks high total return through a
                                 PORTFOLIO -- INITIAL CLASS          combination of current income and
                                                                     capital appreciation.
                                 ------------------------------------------------------------------------------
                                 VIP GROWTH OPPORTUNITIES            Seeks to provide capital growth.
                                 PORTFOLIO -- INITIAL CLASS

                                 ------------------------------------------------------------------------------
                                 VIP MID CAP PORTFOLIO --            Seeks long-term growth of capital.
                                 SERVICE CLASS 2

                                 ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
The Fund's investment objective is        Federated Global Investment
capital appreciation. This investment     Management Corp. (subadvised by
objective may be changed by the           Federated Investment Management
Fund's Trustees without shareholder       Company)
approval.
------------------------------------------------------------------------------
Seeks high current income and             Federated Equity Management
moderate capital appreciation.            Company of Pennsylvania
                                          (subadvised by Federated Investment
                                          Management Company)
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
       FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------


                    PORTFOLIO                                    INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP OVERSEAS PORTFOLIO -- INITIAL  Seeks long-term growth of capital.
                    CLASS

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
VARIABLE INSURANCE  FUND -- CLASS 1 SHARES             fund normally invests at least 80% of
PRODUCTS TRUST                                         its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets.
                    ------------------------------------------------------------------------------
                    TEMPLETON GLOBAL BOND SECURITIES   Seeks high current income, consistent
                    FUND -- CLASS 1 SHARES             with preservation of capital, with
                                                       capital appreciation as a secondary
                                                       consideration. The fund normally
                                                       invests at least 80% of its net assets in
                                                       bonds, which include debt securities of
                                                       any maturity, such as bonds, notes,
                                                       bills and debentures.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
FUNDS, INC.                                            with prudent investment management
                                                       and the preservation of capital.
                    ------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                    CLASS 1 SHARES                     future income rather than current
                                                       income.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                       accumulation of income that
                                                       corresponds to the investment return of
                                                       the S&P 500(R) Composite Stock Index.
                    ------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                    SHARES






                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return,
                    SHARES                             composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS LARGE CAP VALUE      The Fund seeks long-term capital
VARIABLE INSURANCE  FUND                               appreciation.
TRUST
                    ------------------------------------------------------------------------------
                    GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
                    FUND
                    ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FMR
                                           (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                           and FIJ)
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-------------------------------------------------------------------------------
Seeks high current income, consistent      Franklin Advisers, Inc.
with preservation of capital, with
capital appreciation as a secondary
consideration. The fund normally
invests at least 80% of its net assets in
bonds, which include debt securities of
any maturity, such as bonds, notes,
bills and debentures.
-------------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by CenterSquare
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
the S&P 500(R) Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc., Palisade Capital
                                           Management, L.L.C. and
                                           SouthernSun Asset Management,
                                           LLC)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
                                           Incorporated
-------------------------------------------------------------------------------
The Fund seeks long-term capital           Goldman Sachs Asset Management,
appreciation.                              L.P.

-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
-------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       PORTFOLIO                                      INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------------
                       GOLDMAN SACHS MONEY MARKET           Maximize current income consistent
                       FUND -- SERVICE SHARES               with the preservation of capital.
                       --------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- INSTITUTIONAL  Seeks long-term capital growth,
                       SHARES                               consistent with preservation of capital
                                                            and balanced by current income.
                       --------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO --              Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       --------------------------------------------------------------------------------
                       FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                       INSTITUTIONAL SHARES                 consistent with preservation of capital.
                       --------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- INSTITUTIONAL     A non-diversified portfolio/1/ that seeks
                       SHARES                               long-term growth of capital.
                       --------------------------------------------------------------------------------
                       GLOBAL RESEARCH PORTFOLIO --         Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       --------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --       Seeks long-term growth of capital.
                       SERVICE SHARES
                       --------------------------------------------------------------------------------
                       JANUS PORTFOLIO -- INSTITUTIONAL     Seeks long-term growth of capital.
                       SHARES
                       --------------------------------------------------------------------------------
                       OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                       SHARES
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    CLEARBRIDGE VARIABLE ALL CAP         Seeks long-term growth of capital.
VARIABLE EQUITY TRUST  VALUE PORTFOLIO -- CLASS I           Current income is a secondary
                                                            objective.
                       --------------------------------------------------------------------------------
                       CLEARBRIDGE VARIABLE EQUITY          Seeks a high level of current income.
                       INCOME PORTFOLIO -- CLASS II         Long-term capital appreciation is a
                                                            secondary objective.
                       --------------------------------------------------------------------------------
Oppenheimer Variable   OPPENHEIMER CAPITAL                  The Fund seeks capital appreciation.
ACCOUNT FUNDS          APPRECIATION FUND/VA --
                       NON-SERVICE SHARES
                       --------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL INCOME           The Fund seeks total return.
                       FUND/VA -- SERVICE SHARES

                       --------------------------------------------------------------------------------
                       OPPENHEIMER CORE BOND                The Fund seeks total return.
                       FUND/VA -- NON-SERVICE SHARES
                       --------------------------------------------------------------------------------
                       OPPENHEIMER DISCOVERY MID CAP        The Fund seeks capital appreciation.
                       GROWTH FUND/VA -- SERVICE
                       SHARES
                       --------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL STRATEGIC         The Fund seeks total return.
                       INCOME FUND/VA -- NON-SERVICE
                       SHARES
                       --------------------------------------------------------------------------------
PIMCO VARIABLE         TOTAL RETURN PORTFOLIO --            Seeks maximum total return,
INSURANCE TRUST        ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                       --------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Maximize current income consistent         Goldman Sachs Asset Management,
with the preservation of capital.          L.P.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Investments, LLC)
-----------------------------------------------------------------------------
Seeks a high level of current income.      Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a        LLC (subadvised by ClearBridge
secondary objective.                       Investments, LLC)
-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.


-----------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.


-----------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.

-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.


-----------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.


-----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
-----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:

                                                                                            ADVISER (AND SUB-ADVISER(S),
                   PORTFOLIO                               INVESTMENT OBJECTIVE                   AS APPLICABLE)
                   --------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN GROWTH AND    Long-term growth of capital.           AllianceBernstein, L.P.
VARIABLE PRODUCTS  INCOME PORTFOLIO -- CLASS B
SERIES FUND, INC.
                   --------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) NEW DISCOVERY SERIES --  The fund's investment objective is to  Massachusetts Financial Services
INSURANCE TRUST    SERVICE CLASS SHARES            seek capital appreciation.             Company
                   --------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please include your name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.